summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory
Mobile handsets, parts and accessories	$ 369	$ 414
Costs of goods sold	$ 2,400	$ 2,300